Contents of Significant Accounts - Financial Liabilities at Fair Value through Profit or Loss, Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial liabilities [Abstract]
Forward exchange contracts	$ 0	$ 0	$ 60,855